UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Report to Shareholders

International Bond Fund	December 31, 2013

The views and opinions in this report were current as of December 31, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

International bonds declined as uncertainty about the timing of the U.S. Federal Reserve’s tapering began in May and led to meaningful increases in bond yields in Germany, Japan, and the UK, bringing a lengthy period of relatively stable, low long-term rates to an end. The U.S. dollar gained against many major currencies as investors anticipated higher U.S. interest rates as a result of the Fed reducing the pace of its asset purchases. In emerging markets, the concern about Fed tapering triggered a major summer sell-off in currencies and bonds of developing economies.

The International Bond Fund returned -3.81% for the 12-month period ended December 31, 2013. (Returns for the fund’s Advisor Class shares varied slightly due to its different fee structure.) The fund slightly underperformed both the Barclays Global Aggregate ex USD Bond Index and the Lipper International Income Funds Average. The fund’s overweight positions in emerging markets local currency bonds accounted for the majority of the relative underperformance.

MARKET ENVIRONMENT

The central banks of developed economies around the world maintained their accommodative monetary policies in an effort to shake off the lingering effects of the financial crisis. The eurozone continued to slowly recover, with Germany providing the largest contribution to growth. Many fiscal and structural challenges remain, including elevated levels of debt and high unemployment in periphery countries. The European Central Bank cut its main lending rate by 25 basis points to 0.50% in May and again in November to 0.25% in an effort to stimulate growth. Compared with 2011 and 2012, financial stress in the eurozone remained at a low level.

In Japan, the force of “Abenomics,” the Japanese prime minister’s policies to stimulate growth that include the Bank of Japan’s massive quantitative easing effort, contributed to a weaker yen and, importantly, may serve to stoke some inflation. Japan’s economic performance was surprisingly strong, as domestic demand showed signs of recovery on an improving labor market and currency weakness boosted exports.

The worries that began in May about Fed tapering prompted outflows across many fixed income sectors, including corporate debt and emerging markets bonds, amid anxieties about rising rates and the resulting negative price impacts. Despite this, corporate debt in non-U.S. developed economies was modestly positive for the year. High yield corporate bonds performed particularly well.

Concerns about deteriorating growth and accelerating inflation in developing economies, as well as global liquidity worries tied to potential Fed tapering, impacted emerging markets debt, both sovereign and corporate. On the fundamental side, economic growth in many emerging countries slowed while inflation fears persisted, contributing to the outflows. Countries with large current account deficits, such as the “fragile five”—India, Indonesia, Turkey, Brazil, and South Africa—suffered as a result of these outflows and were viewed as primary examples of the challenges facing emerging economies. All of these countries also have upcoming elections, making it politically difficult to implement the necessary policy and structural reforms. With the September delay in Fed tapering, stability returned to emerging markets, though we expect that, as tapering begins in the new year, emerging markets could see some volatility as markets adapt to an era of less abundantly available liquidity.

Many currencies lost ground against the U.S. dollar in 2013, although the euro gained more than 4%. The Japanese yen fell about 17% for the year; however, the weakness of the yen was a specific goal of Japan’s economic reforms. Emerging markets currencies—particularly of the fragile five—were hard hit by liquidity fears related to the Fed tapering during the summer, although some regained lost ground before the end of the year. The South African rand, for example, finished 2013 down 19% against the dollar, and the Brazilian real fell more than 13%.

PORTFOLIO REVIEW AND POSITIONING

Our overweight allocation to emerging markets debt denominated in local currencies was the primary source of the fund’s underperformance relative to the benchmark. The fund’s overweights to Russian sovereign bonds denominated in rubles and to Brazilian government debt denominated in reals weighed on performance. We continue to believe that Brazil’s local currency debt has sold off to levels that now make it an attractive relative value. In addition, our holdings of Indonesian and Turkish local currency bonds hurt returns, as did our underweight to European securitized bonds.

On the positive side, our overweight to European investment-grade corporates boosted relative returns. Within eurozone sovereign debt, our overweight allocations to Italy and Ireland, both of which enjoyed improving economic conditions, helped. We plan to maintain these overweights to Italian and Irish sovereigns, which appear poised to enjoy further outperformance relative to German government bonds. In a positive sign for Ireland, it became the first eurozone country to exit its financial bailout program from the European Union, International Monetary Fund, and European Central Bank.

High yield bonds were standout performers in 2013, so our allocation to high yield bonds issued by eurozone and UK companies gave our performance a significant boost. Although we have slightly reduced the size of our allocation to European high yield bonds, we believe that they will continue to benefit from narrowing credit spreads over time. We have also maintained our small position in sub-investment-grade emerging markets corporates denominated in U.S. dollars. Although they underperformed in 2013, these high yield emerging markets corporate bonds offer attractive yields and strong relative value.

Since global interest rates are still quite low by historical standards, we kept the duration of the fund shorter than that of the benchmark to help lessen the negative price effects of an increase in rates. This duration positioning helped the fund’s relative performance in the rising-rate environment that began in May and generally persisted through the end of the year. We anticipate maintaining a conservative duration positioning going forward but may adjust it depending on the future path of interest rates.

In terms of our currency positioning, the fund’s underweight to the yen provided a significant contribution to relative performance as Japanese Prime Minister Shinzo Abe’s economic reforms drove the value of the yen lower. We were underweight other key developed market currencies, including the British pound and the Canadian dollar, since the U.S. dollar strengthened through the end of the year as the Fed prepared to taper its asset purchases in January 2014. Our overweight to the Mexican peso also contributed to the fund’s relative return. We think that the peso will continue to outperform because Mexico’s central bank has cut rates and the Mexican government has implemented structural changes that bode well for long-term economic health. In particular, the Mexican government plans to allow private-sector investment in the country’s energy sector as well as to implement reforms that broaden Mexico’s tax base.

However, our overweight to the Norwegian krone funded by an underweight to the euro detracted from relative performance as the euro gained value as a result of increasingly positive eurozone economic data. Going forward, we hold overweights to Eastern European currencies such as the Polish zloty. In addition, we opened a modest underweight allocation to the Turkish lira after a political corruption scandal in Turkey erupted in December.

OUTLOOK

The persistently low inflation levels in Europe are likely to drive returns for high-quality eurozone government bonds and could lead to a reversal in some of their recent yield increases. At the same time, the sovereign bonds of the peripheral eurozone nations should also benefit from improving economic conditions. We expect Japanese government debt yields to undergo a degree of increases over the next one to two years.

In emerging markets, investment success will increasingly depend on being able to distinguish between winners and losers. Country-specific factors will continue to become more important, with those nations that are able to implement credible economic policies and reforms being rewarded with foreign investment and currency appreciation. Conversely, the emerging countries with particularly high funding needs will likely suffer amid current account deficits, investor outflows, and depreciating currencies.

Our view on European corporate bonds is quite positive, as both investment-grade and high yield European corporates continue to enjoy vigorous demand. Even as new European corporate issues come to market, secondary market pricing remains stable as investor demand offsets the increasing supply. We expect credit spreads on European corporate bonds to remain relatively stable throughout 2014, with most of the return on these securities coming from interest payments.

We believe that the extended reach of T. Rowe Price’s global credit and equity research platforms, combined with our emphasis on collaboration across those platforms, gives us a critical edge in analyzing both risks and opportunities in non-U.S. developed and emerging fixed income markets.

Respectfully submitted,

Arif Husain
President of the International Fixed Income Division, co-portfolio manager, and cochairman of the fund’s Investment Advisory Committee

Christopher J. Rothery
Co-portfolio manager and cochairman of the fund’s Investment Advisory Committee

January 29, 2014

The committee chairmen have day-to-day responsibility for the portfolios and work with committee members in developing and executing the fund’s investment program.

RISK OF INTERNATIONAL BOND INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values. Investments in emerging markets are subject to abrupt and severe price declines, and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.

International investments are subject to currency risk, a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.

Bonds are also subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays Global Aggregate ex USD Bond Index: An unmanaged index that tracks an international basket of bonds that contains government, corporate, agency, and mortgage-related bonds.

Credit spread: Measures the additional yield that investors demand as compensation for holding a bond with credit risk versus a similar-maturity Treasury security or other type of low-risk bond.

Duration: A measure of a bond or bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in response to a one-percentage-point rise in rates, and vice versa.

J.P. Morgan Emerging Markets Bond Index Global: Tracks U.S. dollar government bonds of 31 foreign countries.

Weighted average maturity: A measure of a fund’s sensitivity to interest rates. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the International Bond Fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	Year Ended 12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
NET ASSET VALUE					
Beginning of period	$ 10.10	$ 9.74	$ 9.95	$ 9.87	$ 9.57
Investment activities					
Net investment income[(1)]	0.22	0.23	0.26	0.25	0.27
Net realized and unrealized gain / loss	(0.60)	0.36	–	0.25	0.49
Total from investment activities	(0.38)	0.59	0.26	0.50	0.76
Distributions					
Net investment income	–	(0.23)	(0.26)	(0.25)	(0.27)
Net realized gain	(0.13)	–	(0.21)	(0.17)	(0.19)
Tax return of capital	(0.09)	–	–	–	–
Total distributions	(0.22)	(0.23)	(0.47)	(0.42)	(0.46)
NET ASSET VALUE					
End of period	**$ 9.50**	**$ 10.10**	**$ 9.74**	**$ 9.95**	**$ 9.87**

Ratios/Supplemental Data

	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Total return[(2)]	**(3.81)%**	**6.10%**	**2.63%**	**5.17%**	**8.38%**
Ratio of total expenses to average net assets	0.83%	0.84%	0.83%	0.82%	0.82%
Ratio of net investment income to average net assets	2.23%	2.31%	2.59%	2.50%	2.82%
Portfolio turnover rate	74.0%	52.2%	35.7%	61.5%	57.6%
Net assets, end of period (in millions)	$ 4,887	$ 4,972	$ 4,776	$ 4,402	$ 3,423

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Advisor Class

	Year Ended 12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
NET ASSET VALUE					
Beginning of period	$ 10.11	$ 9.74	$ 9.93	$ 9.85	$ 9.56
Investment activities					
Net investment income(1)	0.17	0.20	0.23	0.21	0.24
Net realized and unrealized gain / loss	(0.60)	0.36	0.02	0.25	0.48
Total from investment activities	(0.43)	0.56	0.25	0.46	0.72
Distributions					
Net investment income	–	(0.20)	(0.23)	(0.21)	(0.24)
Net realized gain	(0.13)	–	(0.21)	(0.17)	(0.19)
Tax return of capital	(0.04)	–	–	–	–
Total distributions	(0.17)	(0.20)	(0.44)	(0.38)	(0.43)
Redemption fees added to paid-in capital(1)	–	0.01	–	–	–
NET ASSET VALUE					
End of period	**$ 9.51**	**$ 10.11**	**$ 9.74**	**$ 9.93**	**$ 9.85**

Ratios/Supplemental Data

	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Total return(2)	**(4.26)%**	**5.90%**	**2.50%**	**4.85%**	**7.93%**
Ratio of total expenses to average net assets	1.27%	1.13%	1.16%	1.13%	1.15%
Ratio of net investment income to average net assets	1.79%	2.02%	2.26%	2.19%	2.53%
Portfolio turnover rate	74.0%	52.2%	35.7%	61.5%	57.6%
Net assets, end of period (in thousands)	$ 82,794	$ 283,273	$ 404,634	$ 529,400	$ 485,163

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Par/Shares	Value
AUSTRALIA 1.5%		
Corporate Bonds 0.4%		
Australia & New Zealand Banking, 5.125%, 9/10/19 (EUR)	1,000,000	1,553
Commonwealth Bank of Australia, 3.625%, 10/14/14 (CAD)	1,250,000	1,194
Commonwealth Bank of Australia, 3.875%, 12/14/15 (GBP)	1,000,000	1,736
Commonwealth Bank of Australia, 5.50%, 8/6/19 (EUR)	2,050,000	3,235
National Australia Bank, 5.375%, 12/8/14 (GBP)	1,000,000	1,725
Origin Energy Finance, 3.50%, 10/4/21 (EUR) (1)	1,500,000	2,119
Telstra, 2.50%, 9/15/23 (EUR)	1,500,000	2,005
Telstra, 6.125%, 8/6/14 (GBP)	400,000	682
Westfield Financial, 5.50%, 6/27/17 (GBP)	450,000	825
Westpac Banking, 5.00%, 10/21/19 (GBP)	1,000,000	1,838
		16,912
Government Bonds 1.1%		
New South Wales Treasury, 4.00%, 4/20/23	36,317,000	30,721
New South Wales Treasury, 6.00%, 3/1/22	24,992,000	24,701
		55,422
Total Australia (Cost $76,592)		72,334
AUSTRIA 1.8%		
Corporate Bonds 0.3%		
Hypo Alpe-Adria International, 2.375%, 12/13/22	9,300,000	12,319
		12,319
Government Bonds 1.5%		
Republic of Austria, 3.15%, 6/20/44 (1)	4,013,000	5,665
Republic of Austria, 3.40%, 11/22/22 (1)	17,925,000	27,159
Republic of Austria, 3.90%, 7/15/20 (1)	26,191,000	41,194
Republic of Austria, 4.85%, 3/15/26 (1)	1,087,000	1,849
		75,867
Total Austria (Cost $87,025)		88,186

BELGIUM 1.9%

Corporate Bonds 0.3%		
Anheuser-Busch InBev, 6.50%, 6/23/17 (GBP)	1,300,000	2,469
Delhaize Group, 3.125%, 2/27/20	2,000,000	2,815
KBC Bank, 1.25%, 5/28/20	5,800,000	7,747
KBC Ifima, 3.875%, 3/31/15	1,450,000	2,070
		15,101
Government Bonds 1.6%		
Kingdom of Belgium, 3.25%, 9/28/16 (1)	4,088,000	6,033
Kingdom of Belgium, 4.00%, 3/28/18 (1)	22,057,000	34,000
Kingdom of Belgium, 4.00%, 3/28/22	12,735,000	19,830
Kingdom of Belgium, 4.25%, 9/28/21 (1)	2,130,000	3,376
Kingdom of Belgium, 5.00%, 3/28/35 (1)	9,624,000	16,551
		79,790
Total Belgium (Cost $89,085)		94,891

BRAZIL 3.0%

Corporate Bonds 0.3%		
Banco do Estado do Rio Grande do Sul 7.375%, 2/2/22 (USD) (1)	1,500,000	1,489
BRF - Brasil Foods, 3.95%, 5/22/23 (USD) (1)	2,600,000	2,255
Marfrig Holding Europe, 11.25%, 9/20/21 (USD)	2,400,000	2,316
Vale, 3.75%, 1/10/23 (EUR)	3,000,000	4,126
Voto-Votorantim, 5.25%, 4/28/17 (EUR) (1)	2,000,000	2,973
Votorantim Cimentos, 7.25%, 4/5/41 (USD) (1)	1,800,000	1,719
		14,878
Government Bonds 2.7%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	188,388,000	75,591
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	43,182,000	15,934
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23	27,096,000	9,716

Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/20	7,974,000	7,854
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/45	645,000	603
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 8/15/50	3,234,000	3,006
Petrobras International Finance, 4.25%, 10/2/23 (EUR)	3,000,000	4,160
Petrobras International Finance, 4.875%, 3/7/18 (EUR)	10,200,000	15,206
		132,070
Total Brazil (Cost $164,721)		146,948

CANADA 3.7%

Corporate Bonds 1.5%

Bank of Montreal, FRN, 6.17%, 3/28/23	1,444,000	1,534
Bank of Nova Scotia, 2.74%, 12/1/16	1,105,000	1,061
Bell Canada, 5.00%, 2/15/17 (1)	2,394,000	2,427
Canadian Imperial Bank of Commerce, 2.65%, 11/8/16	1,155,000	1,106
Canadian Natural Resources, 4.95%, 6/1/15	1,494,000	1,467
CDP Financial, 3.50%, 6/23/20 (EUR)	15,500,000	23,285
Enbridge, 4.26%, 2/1/21	2,295,000	2,260
EnCana, 5.80%, 1/18/18 (1)	1,439,000	1,498
Greater Toronto Airport, 6.47%, 2/2/34 (1)	1,114,000	1,306
Hydro One, 5.36%, 5/20/36	1,000,000	1,041
Rogers Communications, 5.38%, 11/4/19	2,088,000	2,162
Royal Bank of Canada, 1.25%, 10/29/18 (EUR) (1)	17,980,000	24,660
Royal Bank of Canada, 4.35%, 6/15/20	1,990,000	1,939
Sun Life Financial, 4.57%, 8/23/21	1,500,000	1,496
Suncor Energy, 5.39%, 3/26/37 (1)	2,333,000	2,323
Telus, 3.35%, 3/15/23	3,000,000	2,636
Thomson Reuters, 4.35%, 9/30/20	2,000,000	1,941
Toronto-Dominion Bank, FRN, 5.828%, 7/9/23	1,500,000	1,588
Transcanada Pipelines, 4.65%, 10/3/16	1,494,000	1,508
		77,238

CZECH REPUBLIC 0.8%		
Corporate Bonds 0.0%		
RPG Byty, 6.75%, 5/1/20 (EUR) (1)	1,375,000	1,925
		1,925
Government Bonds 0.8%		
Czech Republic, 3.625%, 4/14/21 (EUR)	26,047,000	39,416
		39,416
Total Czech Republic (Cost $36,948)		41,341
DENMARK 0.6%		
Corporate Bonds 0.1%		
Carlsberg Breweries, 7.25%, 11/28/16 (GBP)	1,200,000	2,269
TDC, 5.625%, 2/23/23 (GBP)	500,000	910
		3,179
Government Bonds 0.5%		
Kingdom of Denmark, 3.00%, 11/15/21	123,670,000	25,155
Kingdom of Denmark, 7.00%, 11/10/24	11,236,000	3,088
		28,243
Total Denmark (Cost $28,001)		31,422
FINLAND 0.3%		
Government Bonds 0.3%		
Republic of Finland, 3.375%, 4/15/20 (1)	8,776,000	13,433
Total Finland (Cost $12,056)		13,433
FRANCE 5.9%		
Corporate Bonds 1.7%		
AXA, FRN, 5.25%, 4/16/40	2,550,000	3,742
BNP Paribas, 2.50%, 8/23/19	2,000,000	2,834

BNP Paribas, 2.875%, 11/27/17	2,000,000	2,903
BNP Paribas, 2.875%, 10/24/22	1,000,000	1,402
BNP Paribas, 3.75%, 11/25/20	1,900,000	2,864
BNP Paribas Home Loan, 3.75%, 4/20/20	3,600,000	5,580
BNP Paribas Home Loan, 3.75%, 1/11/21	5,000,000	7,736
Casino Guichard Perrachon, 3.994%, 3/9/20	2,300,000	3,399
Cegedim, 6.75%, 4/1/20 (1)	3,000,000	4,241
Electricite de France, 3.875%, 1/18/22	1,500,000	2,249
Electricite de France, 6.875%, 12/12/22 (GBP)	1,350,000	2,748
Eutelsat, 4.125%, 3/27/17	800,000	1,189
GDF Suez, 2.625%, 7/20/22	1,500,000	2,079
GDF Suez, 6.125%, 2/11/21 (GBP)	800,000	1,554
Holding Medi-Partenaires, 7.00%, 5/15/20 (1)	825,000	1,164
HSBC Covered Bonds (France), 3.375%, 1/20/17	9,650,000	14,306
Orange, 8.00%, 12/20/17 (GBP)	900,000	1,791
Pernod-Ricard, 5.00%, 3/15/17	2,000,000	3,046
RCI Banque, 3.25%, 4/25/18 (GBP)	750,000	1,250
RCI Banque, 4.25%, 4/27/17	2,000,000	2,964
RCI Banque, 4.375%, 1/27/15	1,000,000	1,423
Rexel, 5.125%, 6/15/20 (1)	1,550,000	2,246
Societe Generale, 4.00%, 6/7/23	2,000,000	2,750
Societe Generale, 4.75%, 3/2/21	1,000,000	1,603
Societe Generale, 5.40%, 1/30/18 (GBP)	996,000	1,778
Societe Generale, 6.125%, 8/20/18	1,500,000	2,410
Total Capital, 3.875%, 12/14/18 (GBP)	398,000	704
Valeo, 4.875%, 5/11/18	2,400,000	3,697
		85,652
Government Bonds 4.2%		
Caisse d'Amortissement de la Dette Sociale, 2.50%, 10/25/22	20,360,000	28,398
French Treasury Bills, 1.00%, 7/25/17	55,630,000	77,143
French Treasury Bills, Zero Coupon, 1/16/14	12,229,000	16,823
Republic of France, 3.75%, 4/25/21	21,391,000	33,249
Republic of France, 4.00%, 10/25/38	17,124,000	26,233

Republic of France, 5.75%, 10/25/32	13,290,000	25,074
		206,920
Total France (Cost $279,721)		292,572
GEORGIA 0.0%		
Corporate Bonds 0.0%		
Bank of Georgia, 7.75%, 7/5/17 (USD)	600,000	629
Total Georgia (Cost $612)		629
GERMANY 16.7%		
Corporate Bonds 0.9%		
Allianz Finance II, FRN, 5.75%, 7/8/41	2,500,000	3,861
Allianz Finance II, FRN, 6.50%, 1/13/25	1,400,000	2,029
BASF, 5.875%, 3/31/17 (GBP)	800,000	1,493
Bayer, 5.625%, 5/23/18 (GBP)	1,000,000	1,873
BMW U.K. Capital, 5.00%, 10/2/17 (GBP)	400,000	733
Daimler, 3.50%, 6/6/19 (GBP)	380,000	648
Daimler Canada Finance, 3.28%, 9/15/16 (CAD)	2,460,000	2,388
Deutsche Raststatten, 6.75%, 12/30/20 (1)	650,000	933
Deutsche Telekom International Finance, 6.00%, 1/20/17	2,237,000	3,511
Deutsche Telekom International Finance, 6.50%, 4/8/22 (GBP)	414,000	806
Deutsche Telekom International Finance 7.375%, 12/4/19 (GBP)	400,000	812
E. ON International Finance, 6.00%, 10/30/19 (GBP)	2,100,000	3,993
Holcim Finance, 8.75%, 4/24/17 (GBP)	700,000	1,387
Linde Finance, 6.50%, 1/29/16 (GBP)	1,000,000	1,823
Man, 7.25%, 5/20/16	496,000	783
RWE Finance, 1.875%, 1/30/20	800,000	1,075
RWE Finance, 6.50%, 4/20/21 (GBP)	1,250,000	2,393
RWE Finance, 6.625%, 1/31/19	1,800,000	3,003
UnityMedia, 9.50%, 3/15/21	1,725,000	2,755
UnityMedia, 9.625%, 12/1/19	950,000	1,451

Volkswagen Leasing, 3.25%, 5/10/18	2,000,000	2,951
WEPA Hygieneprodukte, 6.50%, 5/15/20 (1)	675,000	999
		41,700
Government Bonds 15.8%		
Bundesobligation, 1.25%, 10/14/16	6,321,000	8,913
Bundesobligation, 2.00%, 2/26/16	46,211,000	65,984
Bundesschatzanweisungen, Zero Coupon, 12/11/15	157,321,000	215,542
Federal Republic of Germany, 1.50%, 2/15/23	62,147,000	83,026
Federal Republic of Germany, 2.50%, 7/4/44	15,115,000	19,687
Federal Republic of Germany, 3.00%, 7/4/20	9,916,000	15,112
Federal Republic of Germany, 3.50%, 1/4/16	75,081,000	110,074
Federal Republic of Germany, 3.75%, 1/4/15	21,448,000	30,569
Federal Republic of Germany, 4.00%, 1/4/37	62,693,000	104,500
Federal Republic of Germany, 4.25%, 7/4/18	11,009,000	17,454
KfW, 4.375%, 7/4/18	24,350,000	38,434
KfW, 4.70%, 6/2/37 (CAD)	7,206,000	6,813
KfW, 5.50%, 12/7/15 (GBP)	18,747,000	33,772
KfW, 5.55%, 6/7/21 (GBP)	6,500,000	12,714
KfW International Finance, 6.00%, 8/20/20 (AUD)	25,163,000	24,355
		786,949
Total Germany (Cost $818,686)		828,649
GHANA 0.0%		
Corporate Bonds 0.0%		
Tullow Oil, 6.00%, 11/1/20 (USD) (1)	2,375,000	2,422
Total Ghana (Cost $2,379)		2,422
HONG KONG 0.1%		
Corporate Bonds 0.1%		
Hutchison Whampoa Finance U.K., 5.625%, 11/24/26 (GBP)	800,000	1,472

Metropolitan Light International, 5.25%, 1/17/18 (USD)	2,500,000	2,520
Total Hong Kong (Cost $4,045)		3,992
HUNGARY 0.3%		
Government Bonds 0.3%		
Republic of Hungary, 6.00%, 1/11/19 (EUR)	3,323,000	5,052
Republic of Hungary, 6.50%, 6/24/19	1,255,770,000	6,279
Republic of Hungary, 6.75%, 2/24/17	730,480,000	3,633
Total Hungary (Cost $12,931)		14,964
ICELAND 0.5%		
Government Bonds 0.5%		
Republic of Iceland, 5.875%, 5/11/22 (USD) (1)	12,936,000	13,190
Republic of Iceland, 5.875%, 5/11/22 (USD)	10,214,000	10,427
Total Iceland (Cost $24,335)		23,617
INDIA 0.0%		
Government Bonds 0.0%		
Government of India, 8.12%, 12/10/20	40,850,000	633
Total India (Cost $656)		633
INDONESIA 0.8%		
Corporate Bonds 0.0%		
TBG Global, 4.625%, 4/3/18 (USD)	600,000	582
		582
Government Bonds 0.8%		
Perusahaan Penerbit, 6.125%, 3/15/19 (USD) (1)	23,569,000	25,249
Republic of Indonesia, 7.00%, 5/15/22	48,748,000,000	3,662
Republic of Indonesia, 8.25%, 7/15/21	98,100,000,000	8,009

Republic of Indonesia, 8.25%, 6/15/32	15,457,000,000	1,185
		38,105
Total Indonesia (Cost $43,513)		38,687
IRELAND 2.1%		
Corporate Bonds 0.5%		
Allied Irish Bank, 4.875%, 6/29/17	9,873,000	14,831
Ardagh Packing Finance, 7.375%, 10/15/17	3,500,000	5,152
ESB Finance Limited, 4.375%, 11/21/19	2,500,000	3,762
ESB Finance Limited, 6.50%, 3/5/20 (GBP)	1,000,000	1,864
WPP 2008, 6.00%, 4/4/17 (GBP)	600,000	1,103
		26,712
Government Bonds 1.6%		
Republic of Ireland, 4.50%, 10/18/18	17,790,000	27,125
Republic of Ireland, 4.50%, 4/18/20	13,594,000	20,454
Republic of Ireland, 5.00%, 10/18/20	9,583,000	14,809
Republic of Ireland, 5.50%, 10/18/17	9,583,000	14,980
		77,368
Total Ireland (Cost $97,022)		104,080
ISRAEL 0.4%		
Corporate Bonds 0.2%		
Altice Financing, 8.00%, 12/15/19 (EUR) (1)	3,000,000	4,506
Altice Finco, 8.125%, 1/15/24 (USD) (1)	200,000	204
Altice Finco, 9.875%, 12/15/20 (USD) (1)	1,500,000	1,685
Israel Electric, 9.375%, 1/28/20 (USD)	2,000,000	2,420
		8,815
Government Bonds 0.2%		
Israel Fixed Bond, 4.25%, 3/31/23	9,718,000	2,927

Israel Fixed Bond, 5.50%, 2/28/17	33,448,000	10,762
		13,689
Total Israel (Cost $20,660)		22,504

ITALY 8.3%

Corporate Bonds 1.9%

Assicurazioni Generali, 5.125%, 9/16/24	2,000,000	2,981
Atlantia, 4.50%, 2/8/19	2,500,000	3,785
Atlantia, 6.25%, 6/9/22 (GBP)	550,000	1,003
Cerved Group, 6.375%, 1/15/20 (1)	1,025,000	1,488
Enel, 5.25%, 1/14/15	2,419,000	3,468
Enel, 6.25%, 6/20/19 (GBP)	900,000	1,653
Enel Finance International, 4.125%, 7/12/17	2,000,000	2,957
Eni, 4.125%, 9/16/19	3,000,000	4,538
Eni Finance International, 5.00%, 1/27/19 (GBP)	600,000	1,065
GTECH, 3.50%, 3/5/20	1,500,000	2,140
Intesa Sanpaolo, 3.625%, 12/5/22	7,700,000	11,029
Intesa Sanpaolo, 4.00%, 11/8/18	2,600,000	3,778
Intesa Sanpaolo, 4.125%, 1/14/16	3,000,000	4,319
Intesa Sanpaolo, 4.375%, 10/15/19	3,700,000	5,418
Rottapharm, 6.125%, 11/15/19 (1)	3,000,000	4,282
Sisal Holding, 7.25%, 9/30/17 (1)	1,000,000	1,403
Snam, 5.00%, 1/18/19	3,500,000	5,460
Telecom Italia, 6.125%, 12/14/18	2,100,000	3,185
Telecom Italia, 7.375%, 12/15/17 (GBP)	750,000	1,362
Telecom Italia, 8.25%, 3/21/16	2,200,000	3,404
UniCredit, 2.625%, 10/31/20	10,190,000	13,994
UniCredit, 3.625%, 1/24/19	3,500,000	4,970
Wind Acquisition, 11.75%, 7/15/17	2,000,000	2,923
Wind Acquisition, 11.75%, 7/15/17 (1)	1,900,000	2,777
		93,382

LUXEMBOURG 0.1%		
Corporate Bonds 0.1%		
GEO Travel Finance, 7.50%, 8/1/18 (1)	2,550,000	3,736
Intralot Finance Luxembourg, 9.75%, 8/15/18 (1)	1,425,000	2,139
Total Luxembourg (Cost $5,261)		5,875
MALAYSIA 0.5%		
Government Bonds 0.5%		
Government of Malaysia, 4.16%, 7/15/21	17,658,000	5,422
Government of Malaysia, 4.232%, 6/30/31	7,860,000	2,307
Government of Malaysia, 4.378%, 11/29/19	34,328,000	10,691
Government of Malaysia, 4.498%, 4/15/30	22,162,000	6,729
Total Malaysia (Cost $28,211)		25,149
MEXICO 2.8%		
Corporate Bonds 0.4%		
America Movil, FRN, 5.125%, 9/6/73 (EUR)	1,200,000	1,725
BBVA Bancomer, 6.50%, 3/10/21 (USD)	1,000,000	1,060
CEMEX Espana Luxembourg, 9.875%, 4/30/19 (EUR)	4,000,000	6,288
Controladora Mabe, 7.875%, 10/28/19 (USD) (1)	2,500,000	2,800
Fresnillo, 5.50%, 11/13/23 (USD) (1)	1,205,000	1,175
Grupo Cementos Chihuahua, 8.125%, 2/8/20 (USD)	3,000,000	3,158
Petroleos Mexicanos, 5.50%, 1/9/17 (EUR)	2,000,000	3,059
Southern Copper, 5.25%, 11/8/42 (USD)	1,500,000	1,220
		20,485
Government Bonds 2.4%		
Mexican Udibonos, 7.75%, 11/13/42	62,815,000	4,923
Pemex Project Funding Master Trust, 5.50%, 2/24/25 (EUR)	16,299,000	25,748
Pemex Project Funding Master Trust, 6.375%, 8/5/16 (EUR)	2,479,000	3,855
United Mexican States, 5.50%, 2/17/20 (EUR)	8,417,000	13,620
United Mexican States, 6.50%, 6/10/21	81,971,000	6,472

United Mexican States, 6.50%, 6/9/22	94,087,000	7,303
United Mexican States, 7.50%, 6/3/27	217,500,000	17,805
United Mexican States, 8.50%, 11/18/38	471,655,000	40,082
		119,808
Total Mexico (Cost $139,328)		140,293

NETHERLANDS 1.7%

Corporate Bonds 0.7%

ABN Amro Bank, 4.875%, 1/16/19 (GBP)	1,000,000	1,784
ABN Amro Bank, 6.375%, 4/27/21	2,000,000	3,177
Ahold Finance USA, 6.50%, 3/14/17 (GBP)	1,600,000	2,986
Akzo Nobel, 8.00%, 4/6/16 (GBP)	850,000	1,596
Heineken, 7.25%, 3/10/15 (GBP)	1,489,000	2,628
ING Bank, 1.875%, 2/27/18	2,500,000	3,476
Rabobank Nederland, 4.125%, 9/14/22	2,000,000	2,842
Rabobank Nederland, 4.25%, 1/16/17	3,457,000	5,193
Royal (Koninklijke), 3.25%, 2/1/21	1,500,000	2,089
Royal (Koninklijke), 5.75%, 3/18/16 (GBP)	2,420,000	4,318
UPC Holding, 6.75%, 3/15/23 (CHF) (1)	3,250,000	3,727
Ziggo, 3.625%, 3/27/20	1,500,000	2,064
		35,880

Government Bonds 1.0%

Kingdom of the Netherlands, 5.50%, 1/15/28 (1)	25,659,000	47,216
		47,216
Total Netherlands (Cost $80,389)		83,096

NIGERIA 0.0%

Corporate Bonds 0.0%

Frigoglass Finance, 8.25%, 5/15/18 (EUR) (1)	575,000	827

POLAND 1.7%		
Corporate Bonds 0.2%		
Ciech Group Financing, 9.50%, 11/30/19 (EUR) (1)	2,100,000	3,304
Eileme 2, 11.75%, 1/31/20 (EUR) (1)	1,700,000	2,830
TVN Finance, 7.375%, 12/15/20 (EUR) (1)	2,025,000	3,016
		9,150
Government Bonds 1.5%		
Republic of Poland, 3.75%, 1/19/23 (EUR)	9,586,000	14,381
Republic of Poland, 4.00%, 10/25/23	18,517,000	5,974
Republic of Poland, 4.75%, 4/25/17	24,524,000	8,473
Republic of Poland, 5.00%, 4/25/16	22,740,000	7,862
Republic of Poland, 5.50%, 4/25/15	46,865,000	16,065
Republic of Poland, 5.50%, 10/25/19	27,018,000	9,688
Republic of Poland, 5.75%, 9/23/22	33,552,000	12,270
		74,713
Total Poland (Cost $76,113)		83,863
ROMANIA 0.5%		
Corporate Bonds 0.0%		
Cable Communications, 7.50%, 11/1/20 (EUR) (1)	775,000	1,098
		1,098
Government Bonds 0.5%		
Republic of Romania, 4.625%, 9/18/20 (EUR)	18,000,000	25,914
		25,914
Total Romania (Cost $24,850)		27,012
RUSSIA 1.4%		
Corporate Bonds 0.3%		
GAZ Capital, 6.605%, 2/13/18 (EUR)	2,650,000	4,153

Gazprom (GPN Capital), 2.933%, 4/26/18 (EUR)	1,500,000	2,046
Russian Railways, 3.374%, 5/20/21 (EUR)	2,400,000	3,197
Sistema JSFC, 6.95%, 5/17/19 (USD)	2,300,000	2,461
VimpelCom Holdings, 7.504%, 3/1/22 (USD)	2,300,000	2,408
VTB Bank, 6.95%, 10/17/22 (USD)	2,000,000	2,060
		16,325
Government Bonds 1.1%		
Russian Federation, 7.00%, 1/25/23	248,002,000	7,291
Russian Federation, 7.60%, 4/14/21	285,067,000	8,801
Russian Federation, 7.60%, 7/20/22	380,898,000	11,639
Russian Federation, 7.85%, 3/10/18	510,000,000	16,021
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	9,563,125	11,162
		54,914
Total Russia (Cost $74,843)		71,239
SINGAPORE 0.2%		
Government Bonds 0.2%		
Government of Singapore, 3.125%, 9/1/22	12,521,000	10,421
Total Singapore (Cost $10,596)		10,421
SLOVENIA 0.5%		
Government Bonds 0.5%		
Republic of Slovenia, 4.75%, 5/10/18 (USD)	12,910,000	13,297
Republic of Slovenia, 5.85%, 5/10/23 (USD)	12,600,000	12,852
Total Slovenia (Cost $25,323)		26,149
SOUTH AFRICA 1.1%		
Corporate Bonds 0.1%		
Sappi Papier, 6.625%, 4/15/18 (EUR)	3,500,000	5,134
		5,134

Government Bonds 1.0%		
Republic of South Africa, 6.75%, 3/31/21	144,702,000	13,134
Republic of South Africa, 7.75%, 2/28/23	71,557,000	6,767
Republic of South Africa, 8.00%, 12/21/18	152,549,000	15,050
Republic of South Africa, 10.50%, 12/21/26	60,935,000	6,855
Republic of South Africa, 13.50%, 9/15/15	76,961,000	8,196
		50,002
Total South Africa (Cost $68,229)		55,136
SOUTH KOREA 2.7%		
Corporate Bonds 0.4%		
Export-Import Bank of Korea, 2.00%, 4/30/20 (EUR)	11,155,000	14,930
Export-Import Bank of Korea, 4.625%, 2/20/17 (EUR)	2,675,000	4,058
		18,988
Government Bonds 2.3%		
Korea Treasury Bond, 3.25%, 9/10/18	13,348,210,000	12,674
Korea Treasury Bond, 3.75%, 6/10/22	10,586,720,000	10,197
Korea Treasury Bond, 4.25%, 6/10/21	19,681,070,000	19,605
Korea Treasury Bond, 4.50%, 3/10/15	49,239,360,000	47,643
Korea Treasury Bond, 5.00%, 6/10/20	23,009,050,000	23,802
		113,921
Total South Korea (Cost $120,868)		132,909
SPAIN 3.3%		
Corporate Bonds 1.4%		
Banco Bilbao Vizcaya Argentaria, 3.875%, 8/6/15	3,000,000	4,293
Banco Bilbao Vizcaya Argentaria, 4.25%, 1/18/17	6,300,000	9,366
Banco Santander, 4.00%, 4/7/20	10,400,000	15,624
Banco Santander, 4.625%, 1/20/16	1,600,000	2,351
Cirsa Finance Luxembourg, 8.75%, 5/15/18	3,500,000	5,122

Gas Natural Capital Markets, 4.50%, 1/27/20	1,300,000	1,977
Iberdola Finanzas, 4.625%, 4/7/17	2,500,000	3,782
Portaventura Entertainment, 7.25%, 12/1/20 (1)	625,000	873
Repsol International Finance, 4.75%, 2/16/17	3,200,000	4,821
Santander International Debt, 4.00%, 3/27/17	6,000,000	8,823
Telefonica Emisiones, 3.661%, 9/18/17	3,500,000	5,119
Telefonica Emisiones, 3.961%, 3/26/21	2,500,000	3,639
Telefonica Emisiones, 5.597%, 3/12/20 (GBP)	1,900,000	3,359
		69,149
Government Bonds 1.9%		
Instituto de Credito Oficial, 4.625%, 1/31/17	1,800,000	2,652
Instituto de Credito Oficial, 6.00%, 3/8/21	9,992,000	15,626
Kingdom of Spain, 4.10%, 7/30/18	5,427,000	7,946
Kingdom of Spain, 4.40%, 1/31/15	18,319,000	26,107
Kingdom of Spain, 4.60%, 7/30/19	28,818,000	42,882
		95,213
Total Spain (Cost $150,527)		164,362
SUPRANATIONAL 1.3%		
Government Bonds 1.3%		
Eurofima, 4.00%, 10/27/21 (EUR)	4,766,000	7,439
European Investment Bank, 8.75%, 8/25/17 (GBP)	13,208,000	27,212
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	11,649,000	11,485
International Bank for Reconstruction & Development 3.875%, 5/20/19 (EUR)	12,023,000	18,805
Total Supranational (Cost $61,318)		64,941
SWEDEN 1.2%		
Corporate Bonds 0.6%		
Nordea Bank, 3.75%, 2/24/17 (EUR)	2,300,000	3,418
Nordea Bank, 3.875%, 12/15/15 (GBP)	1,000,000	1,735

TURKEY 0.3%		
Corporate Bonds 0.1%		
Turkiye Halk Bankasi, 4.875%, 7/19/17 (USD)	2,500,000	2,475
Turkiye Is Bankasi, 6.00%, 10/24/22 (USD)	1,000,000	902
Yasar Holdings, 9.625%, 10/7/15 (USD)	760,000	750
		4,127
Government Bonds 0.2%		
Republic of Turkey, Inflation-Indexed, 3.00%, 2/23/22	18,825,862	8,490
		8,490
Total Turkey (Cost $15,748)		12,617
UKRAINE 0.0%		
Corporate Bonds 0.0%		
Mriya Agro, 9.45%, 4/19/18 (USD) (1)	2,850,000	2,465
Total Ukraine (Cost $2,821)		2,465
UNITED ARAB EMIRATES 0.2%		
Corporate Bonds 0.2%		
IPIC GMTN, 5.875%, 3/14/21 (EUR)	3,000,000	4,903
Jafz Sukuk, 7.00%, 6/19/19 (USD)	2,500,000	2,862
Total United Arab Emirates (Cost $6,766)		7,765
UNITED KINGDOM 12.3%		
Corporate Bonds 5.0%		
Abbey National Treasury Services, 2.625%, 7/16/20 (EUR)	1,500,000	2,074
Aviva, 9.50%, 6/20/16	900,000	1,760
Aviva, FRN, 6.875%, 5/22/38 (EUR)	2,750,000	4,300
B.A.T. International Finance, 5.375%, 6/29/17 (EUR)	2,450,000	3,836
B.A.T. International Finance, 6.375%, 12/12/19	1,680,000	3,277
BAE Systems, 4.125%, 6/8/22	800,000	1,318

Barclays Bank, 4.00%, 10/7/19 (EUR)	18,450,000	28,868
Barclays Bank, 5.75%, 8/17/21	1,200,000	2,252
Barclays Bank, 6.625%, 3/30/22 (EUR)	2,200,000	3,551
BG Energy Capital, 5.125%, 12/7/17	500,000	917
British Sky Broadcasting Finance, 5.75%, 10/20/17	2,100,000	3,897
British Telecommunications, 8.625%, 3/26/20	1,500,000	3,168
Centrica, 5.125%, 12/10/14	1,000,000	1,718
Centrica, 7.00%, 9/19/18	600,000	1,178
Co-Operative Bank, 2.375%, 10/23/15 (EUR)	2,400,000	3,178
Crown Newco, 7.00%, 2/15/18 (1)	1,700,000	2,959
Crown Newco, 7.00%, 2/15/18	1,800,000	3,133
DFS Furniture, 7.625%, 8/15/18 (1)	3,000,000	5,291
Eastern Power Networks, 4.75%, 9/30/21	1,600,000	2,824
Equiniti, 7.125%, 12/15/18 (1)	625,000	1,092
Experian Finance, 4.75%, 11/23/18	1,200,000	2,159
Experian Finance, 4.75%, 2/4/20 (EUR)	2,400,000	3,737
FCE Bank, 1.75%, 5/21/18 (EUR)	300,000	409
FCE Bank, 2.875%, 10/3/17 (EUR)	3,250,000	4,649
FCE Bank, 4.825%, 2/15/17	300,000	533
FCE Bank, 5.125%, 11/16/15	550,000	968
G4S, 2.625%, 12/6/18 (EUR)	2,046,000	2,808
G4S, 7.75%, 5/13/19	600,000	1,167
GKN Holdings, 5.375%, 9/19/22	600,000	1,032
Hastings Insurance, 8.00%, 10/21/20 (1)	2,500,000	4,285
HBOS, 5.374%, 6/30/21 (EUR)	1,500,000	2,120
Heathrow Funding, 4.60%, 2/15/20 (EUR)	1,000,000	1,530
Heathrow Funding, 5.225%, 2/15/25	2,600,000	4,662
HSBC Bank, 3.875%, 10/24/18 (EUR)	2,000,000	3,038
HSBC Bank Canada, 3.558%, 10/4/17 (CAD)	2,120,000	2,068
HSBC Holdings, 5.75%, 12/20/27	2,200,000	3,875
HSBC Holdings, 6.00%, 6/10/19 (EUR)	2,000,000	3,186
HSBC Holdings, FRN, 3.375%, 1/10/24 (EUR)	2,000,000	2,801
Imperial Tobacco Finance, 4.50%, 7/5/18 (EUR)	2,000,000	3,048
Imperial Tobacco Finance, 6.25%, 12/4/18	802,000	1,517

Imperial Tobacco Finance, 7.75%, 6/24/19	1,200,000	2,401
Infinis, 7.00%, 2/15/19 (1)	2,100,000	3,712
Intercontinental Hotels, 6.00%, 12/9/16	1,100,000	2,018
Kingfisher, 5.625%, 12/15/14	1,290,000	2,213
Legal & General Group, FRN, 4.00%, 6/8/25 (EUR)	3,000,000	4,251
Lloyds Bank, 6.375%, 6/17/16 (EUR)	4,000,000	6,201
Lloyds Bank, 6.50%, 3/24/20 (EUR)	1,100,000	1,755
Lloyds Bank, 7.50%, 4/15/24	1,000,000	2,091
Lloyds Bank, 7.625%, 4/22/25	1,000,000	1,947
Lynx II, 7.00%, 4/15/23 (1)	2,000,000	3,448
Maisons du Monde, 9.00%, 8/1/20 (EUR) (1)	1,550,000	2,228
Marks & Spencer, 5.625%, 3/24/14	1,389,000	2,320
National Express Group, 6.25%, 1/13/17	1,500,000	2,721
National Grid, 5.00%, 7/2/18 (EUR)	1,500,000	2,361
National Grid, 6.125%, 4/15/14	1,100,000	1,846
National Grid Gas, 6.00%, 6/7/17	350,000	655
Nationwide Building Society, 3.75%, 1/20/15 (EUR)	1,500,000	2,126
Nationwide Building Society, 4.375%, 2/28/22 (EUR)	9,300,000	15,067
Nationwide Building Society, 5.625%, 9/9/19	1,300,000	2,422
Nationwide Building Society, 6.75%, 7/22/20 (EUR)	3,000,000	4,853
New Look Bondco, 8.75%, 5/14/18 (1)	2,000,000	3,495
Next, 5.875%, 10/12/16	1,200,000	2,199
Northumbrian Water Finance, 6.00%, 10/11/17	700,000	1,315
Reed Elsevier Investment, 5.625%, 10/20/16	700,000	1,272
Rentokil Initial, 3.375%, 9/24/19 (EUR)	1,800,000	2,557
Rentokil Initial, 5.75%, 3/31/16	1,500,000	2,665
Rolls-Royce, 6.75%, 4/30/19	800,000	1,571
Royal Bank of Scotland, 4.75%, 5/18/16 (EUR)	2,500,000	3,727
Royal Bank of Scotland, 5.375%, 9/30/19 (EUR)	2,000,000	3,175
Royal Bank of Scotland, 6.375%, 4/29/14	1,000,000	1,684
Safeway, 6.125%, 12/17/18	500,000	946
Scottish & Southern Energy, 5.875%, 9/22/22	726,000	1,393
Scottish Power, 6.75%, 5/29/23	300,000	586
Scottish Power, 8.375%, 2/20/17	794,000	1,543

Severn Trent Water Utilities, 6.00%, 1/22/18	900,000	1,682
Standard Chartered, 3.625%, 11/23/22 (EUR)	2,600,000	3,473
Standard Chartered, 6.50%, 4/28/14	800,000	1,347
Standard Chartered Bank, 5.875%, 9/26/17 (EUR)	800,000	1,241
Standard Chartered Bank, 7.75%, 4/3/18	800,000	1,539
Tesco, 6.125%, 2/24/22	2,200,000	4,128
Towergate Finance, 8.50%, 2/15/18 (1)	2,000,000	3,502
Vodafone Group, 8.125%, 11/26/18	800,000	1,635
Vougeot Bid, 7.875%, 7/15/20 (1)	550,000	970
Voyage Care, 6.50%, 8/1/18 (1)	575,000	978
WM Morrison Supermarkets, 2.25%, 6/19/20 (EUR)	3,000,000	4,048
		249,490
Government Bonds 7.3%		
Government of the United Kingdom, 1.25%, 7/22/18	67,101,000	108,124
Government of the United Kingdom, 3.75%, 9/7/20	7,657,000	13,715
Government of the United Kingdom, 3.75%, 9/7/21	17,600,000	31,392
Government of the United Kingdom, 4.25%, 6/7/32	28,310,000	51,503
Government of the United Kingdom, 4.25%, 9/7/39	44,011,000	80,485
Government of the United Kingdom, 4.25%, 12/7/46	1,741,000	3,222
Government of the United Kingdom, 4.50%, 12/7/42	37,412,000	71,732
		360,173
Total United Kingdom (Cost $574,863)		609,663
UNITED STATES 2.6%		
Corporate Bonds 2.6%		
American International Group, 5.00%, 4/26/23 (GBP)	700,000	1,243
American International Group, 6.797%, 11/15/17 (EUR)	2,500,000	4,060
AT&T, 3.825%, 11/25/20 (CAD)	3,250,000	3,042
AT&T, 5.875%, 4/28/17 (GBP)	1,000,000	1,845
Bank of America, 4.625%, 8/7/17 (EUR)	4,000,000	6,072
Bank of America, 4.75%, 4/3/17 (EUR)	2,000,000	3,028
Bank of America, 5.50%, 12/4/19 (GBP)	1,600,000	2,955

Boardriders, 8.875%, 12/15/17 (EUR)	1,722,000	2,541
Caterpillar Financial Services, 2.63%, 6/1/17 (CAD)	2,000,000	1,909
Citigroup, 3.50%, 8/5/15 (EUR)	2,000,000	2,862
Citigroup, 5.00%, 8/2/19 (EUR)	2,688,000	4,241
Citigroup, 6.25%, 9/2/19 (GBP)	1,888,000	3,612
Citigroup, FRN, 0.974%, 5/31/17 (EUR)	1,750,000	2,342
Citigroup, FRN, 4.75%, 2/10/19 (EUR)	866,000	1,177
Citigroup Finance Canada, 6.75%, 9/22/14 (CAD)	996,000	972
GE Capital, 5.25%, 12/7/28 (GBP)	300,000	542
GE Capital Canada Funding, 5.73%, 10/22/37 (CAD)	1,693,000	1,800
GE Capital Euro Funding, 4.625%, 2/22/27 (EUR)	3,750,000	5,886
GE Capital Euro Funding, 5.25%, 5/18/15 (EUR)	1,554,000	2,266
GE Capital Trust IV, FRN, 4.625%, 9/15/66 (EUR)	2,000,000	2,811
GE Capital U.K. Funding, 4.375%, 7/31/19 (GBP)	1,200,000	2,111
GE Capital U.K. Funding, 5.625%, 12/12/14 (GBP)	2,286,000	3,952
GE Capital U.K. Funding, 5.625%, 4/25/19 (GBP)	900,000	1,671
GMAC International Finance, 7.50%, 4/21/15 (EUR)	3,600,000	5,283
Goldman Sachs, 4.50%, 1/30/17 (EUR)	3,000,000	4,488
Goldman Sachs, 5.50%, 10/12/21 (GBP)	500,000	877
Goldman Sachs, 6.125%, 2/14/17 (GBP)	1,000,000	1,838
Goldman Sachs, 6.375%, 5/2/18 (EUR)	591,000	962
JPMorgan Chase, 4.25%, 1/25/17 (GBP)	1,000,000	1,756
JPMorgan Chase, 5.25%, 1/14/15 (EUR)	3,000,000	4,316
JPMorgan Chase, FRN, 4.375%, 11/12/19 (EUR)	2,800,000	3,916
ManpowerGroup, 4.50%, 6/22/18 (EUR)	3,500,000	5,192
MetLife, 5.25%, 6/29/20 (GBP)	1,200,000	2,201
MetLife Global Funding I, 4.625%, 5/16/17 (EUR)	2,300,000	3,511
Mondelez International, 7.25%, 7/18/18 (GBP)	2,000,000	3,952
Morgan Stanley, 4.90%, 2/23/17 (CAD)	2,375,000	2,389
Morgan Stanley, 5.00%, 5/2/19 (EUR)	1,500,000	2,362
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,521
Morgan Stanley, 5.375%, 8/10/20 (EUR)	1,500,000	2,405
Morgan Stanley, 5.50%, 10/2/17 (EUR)	2,500,000	3,905
New York Life Funding, 5.125%, 2/3/15 (GBP)	1,500,000	2,595

Total Investments in Securities	
99.8% of Net Assets (Cost $4,928,856)	**$ 4,961,767**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $376,503 and represents 7.6% of net assets.

(2) Non-income producing

(3) Seven-day yield

(4) Affiliated Companies

(5) At December 31, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

(Amounts in 000s)

Forward Currency Exchange Contracts

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Bank of America Merrill Lynch	2/20/14	COP	12,825,372	USD	6,581	50
Bank of America Merrill Lynch	2/20/14	GBP	52,816	USD	85,473	1,958
Bank of America Merrill Lynch	2/20/14	THB	212,628	USD	6,674	(218)
Bank of America Merrill Lynch	2/20/14	USD	194,412	EUR	142,803	(2,038)
Bank of America Merrill Lynch	2/20/14	USD	23,463	MXN	306,358	90
Barclays Bank	1/21/14	USD	12,385	KRW	13,172,583	(81)
Barclays Bank	2/20/14	CZK	196,170	USD	9,761	122
Barclays Bank	2/20/14	USD	3,227	ZAR	34,242	(14)
BNP Paribas	1/15/14	RUB	49,666	USD	1,483	25
BNP Paribas	2/20/14	CHF	61,410	USD	66,862	2,005
BNP Paribas	2/20/14	MXN	1,110,807	USD	84,222	524
BNP Paribas	2/20/14	USD	1,003	GBP	612	(11)
Citibank	2/20/14	GBP	3,524	USD	5,644	190
Citibank	2/20/14	JPY	47,062,393	USD	473,361	(26,371)
Citibank	2/20/14	MXN	35,193	USD	2,673	11
Citibank	2/20/14	USD	3,084	CAD	3,250	28
Credit Suisse	1/15/14	USD	42,322	RUB	1,386,812	223
Credit Suisse	2/20/14	NOK	468,699	USD	75,223	1,914
Credit Suisse	2/20/14	USD	75,629	BRL	179,615	391
Credit Suisse	2/20/14	USD	31,462	SEK	210,724	(1,274)
Deutsche Bank	2/20/14	EUR	19,661	USD	26,346	701
Deutsche Bank	2/20/14	HUF	2,830,351	USD	12,827	236
Deutsche Bank	2/20/14	SGD	2,909	USD	2,328	(23)
Deutsche Bank	2/20/14	USD	14,097	EUR	10,229	26
Deutsche Bank	2/20/14	USD	38,037	EUR	28,138	(672)
Deutsche Bank	2/20/14	USD	254,171	GBP	159,206	(9,379)
Deutsche Bank	2/20/14	USD	25,078	NOK	156,442	(669)
Deutsche Bank	2/20/14	USD	8,391	ZAR	88,262	36
Goldman Sachs	2/20/14	CLP	947,504	USD	1,800	(6)
Goldman Sachs	2/20/14	PLN	117,719	USD	37,373	1,477
Goldman Sachs	2/20/14	USD	214,304	EUR	159,260	(4,786)
Goldman Sachs	2/20/14	USD	15,519	ILS	54,896	(278)
Goldman Sachs	2/20/14	USD	9,349	TRY	19,540	348
HSBC Bank	1/16/14	USD	490	PHP	21,118	14
HSBC Bank	2/20/14	ILS	44,077	USD	12,544	140
HSBC Bank	2/20/14	MYR	31,693	USD	9,858	(211)
HSBC Bank	2/20/14	USD	18,526	AUD	20,036	693
HSBC Bank	2/20/14	USD	10,657	HUF	2,386,251	(356)
HSBC Bank	2/20/14	USD	20,407	THB	662,291	297

JPMorgan Chase	1/15/14	RON	9,319	USD	2,824	42
JPMorgan Chase	1/15/14	RUB	559,964	USD	17,133	(134)
JPMorgan Chase	1/15/14	USD	679	RUB	21,870	15
JPMorgan Chase	1/21/14	KRW	5,440,760	USD	5,117	31
JPMorgan Chase	2/20/14	BRL	8,555	USD	3,549	34
JPMorgan Chase	2/20/14	CAD	2,156	USD	2,012	16
JPMorgan Chase	2/20/14	CAD	2,887	USD	2,764	(49)
JPMorgan Chase	2/20/14	CHF	1,294	USD	1,421	31
JPMorgan Chase	2/20/14	DKK	19,060	USD	3,445	71
JPMorgan Chase	2/20/14	DKK	3,709	USD	685	(1)
JPMorgan Chase	2/20/14	EUR	6,277	USD	8,542	93
JPMorgan Chase	2/20/14	EUR	11,350	USD	15,640	(26)
JPMorgan Chase	2/20/14	GBP	7,036	USD	11,508	139
JPMorgan Chase	2/20/14	GBP	1,197	USD	1,982	—
JPMorgan Chase	2/20/14	JPY	20,003,928	USD	195,455	(5,462)
JPMorgan Chase	2/20/14	MXN	98,713	USD	7,467	64
JPMorgan Chase	2/20/14	MYR	3,349	USD	1,035	(16)
JPMorgan Chase	2/20/14	NOK	15,130	USD	2,531	(41)
JPMorgan Chase	2/20/14	PLN	10,134	USD	3,264	80
JPMorgan Chase	2/20/14	SEK	15,860	USD	2,435	29
JPMorgan Chase	2/20/14	SGD	330	USD	266	(4)
JPMorgan Chase	2/20/14	THB	79,300	USD	2,446	(38)
JPMorgan Chase	2/20/14	TRY	1,097	USD	529	(24)
JPMorgan Chase	2/20/14	USD	3,810	AUD	4,050	204
JPMorgan Chase	2/20/14	USD	685	BRL	1,625	4
JPMorgan Chase	2/20/14	USD	864	CAD	918	—
JPMorgan Chase	2/20/14	USD	13,908	CAD	14,793	(2)
JPMorgan Chase	2/20/14	USD	608	CHF	548	(7)
JPMorgan Chase	2/20/14	USD	3,265	DKK	17,887	(35)
JPMorgan Chase	2/20/14	USD	8,597	EUR	6,243	8
JPMorgan Chase	2/20/14	USD	23,015	EUR	16,944	(294)
JPMorgan Chase	2/20/14	USD	20,050	GBP	12,400	(478)
JPMorgan Chase	2/20/14	USD	13,074	JPY	1,371,109	51
JPMorgan Chase	2/20/14	USD	3,027	MXN	39,308	29
JPMorgan Chase	2/20/14	USD	6,012	PLN	18,198	7
JPMorgan Chase	2/20/14	USD	19,774	THB	643,178	244
JPMorgan Chase	2/20/14	ZAR	16,529	USD	1,573	(9)
JPMorgan Chase	3/4/14	USD	654	INR	41,865	(13)
Morgan Stanley	2/20/14	USD	27,208	BRL	63,741	508
Royal Bank of Canada	2/20/14	AUD	27,333	USD	24,621	(292)
Royal Bank of Canada	2/20/14	CAD	57,408	USD	54,671	(692)
Royal Bank of Canada	2/20/14	JPY	9,989,009	USD	96,805	(1,931)
Royal Bank of Canada	2/20/14	SEK	339,240	USD	51,301	1,399
Royal Bank of Canada	2/20/14	USD	48,379	EUR	35,782	(846)
Royal Bank of Canada	2/20/14	USD	3,385	JPY	347,024	89
Royal Bank of Scotland	2/20/14	USD	5,289	COP	10,300,185	(37)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

	Year Ended 12/31/13	12/31/12
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 112,549	$ 117,716
Net realized gain (loss)	(144,146)	40,691
Change in net unrealized gain / loss	(182,399)	138,127
Increase (decrease) in net assets from operations	(213,996)	296,534
Distributions to shareholders		
Net investment income		
Investor Class	–	(111,036)
Advisor Class	–	(6,725)
Net realized gain		
Investor Class	(65,016)	–
Advisor Class	(1,740)	–
Tax return of capital		
Investor Class	(44,647)	–
Advisor Class	(1,102)	–
Decrease in net assets from distributions	(112,505)	(117,761)
Capital share transactions*		
Shares sold		
Investor Class	1,334,043	1,095,480
Advisor Class	28,952	125,944
Distributions reinvested		
Investor Class	105,848	103,945
Advisor Class	2,665	6,379
Shares redeemed		
Investor Class	(1,213,172)	(1,171,136)
Advisor Class	(216,723)	(265,737)
Redemption fees received	138	590
Increase (decrease) in net assets from capital share transactions	41,751	(104,535)
Net Assets		
Increase (decrease) during period	(284,750)	74,238
Beginning of period	5,254,846	5,180,608
End of period	**$ 4,970,096**	**$ 5,254,846**
Undistributed net investment income	–	–

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S. The fund has two classes of shares: the International Bond Fund original share class, referred to in this report as the Investor Class, offered since September 10, 1986, and the International Bond Fund–Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2013:

There were no material transfers between Levels 1 and 2 during the year.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2013, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2013, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty or clearinghouse after consideration of collateral, if any. Exchange-traded and centrally cleared derivatives that settle variation margin daily are presented at the variation margin receivable or payable on the reporting date, and exchange-traded options are presented at value.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account by the fund’s custodian.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets, and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to forwards, based on underlying notional amounts, was generally between 27% and 39% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Fluctuations in the value of a futures contract reflect changes in the value of the underlying financial instrument and are recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the cumulative amount of unrealized gain or loss; appreciated contracts are reflected as assets and depreciated contracts are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.

Options The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use call and put options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security and/or currency at a specified exercise price. Options are included in net assets at fair value; purchased options are included in Investments in Securities; and written options are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and, for written options, potential losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to options, based on underlying notional amounts, was generally between 0% and 4% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements are executed in the OTC market and can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets, and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At December 31, 2013, approximately 20% of the fund’s net assets were invested, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, securities issued by governments of emerging market countries, or securities denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic, and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $3,597,790,000 and $3,500,775,000, respectively, for the year ended December 31, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to the current net operating loss. For the year ended December 31, 2013, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended December 31, 2013 and December 31, 2012, were characterized for tax purposes as follows:

At December 31, 2013, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and/or certain derivative contracts, and the realization of gains/losses on certain open derivative contracts, for tax purposes. In accordance with federal tax laws applicable to investment companies, specified net losses realized between November 1 and December 31 are not recognized for tax purposes until the subsequent year (late-year ordinary loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2013, the effective annual group fee rate was 0.29%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31, 2013, expenses incurred pursuant to these service agreements were $160,000 for Price Associates; $689,000 for T. Rowe Price Services, Inc.; and $47,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2013, the fund was charged $8,000 for shareholder servicing costs related to the college savings plans, of which $6,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At December 31, 2013, less than 1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds), as well as the T. Rowe Price Retirement Funds and T. Rowe Price Target Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the year ended December 31, 2013, the fund was allocated $1,027,000 of Spectrum Funds’ expenses and $2,997,000 of Retirement Funds’ expenses. Of these amounts, $2,181,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At December 31, 2013, approximately 14% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 38% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Bond Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 14, 2014

Tax Information (Unaudited) for the Tax Year Ended 12/31/13

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $66,756,000 from long-term capital gains, subject to the 15% rate gains category.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
[157]	(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Member of the Advisory Board, Deutsche
1991	Bank North America (2004 to present); Director, Under Armour
[157]	(2008 to present); Director, Vornado Real Estate Investment Trust
(2004 to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1988
[157]

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial Realty
(1951)	Trust, owner and operator of industrial properties (2009 to present);
2013	Chairman of the Board (2005 to present), Interim Chief Executive
[157]	Officer (2007), and Director (1999 to present), Starwood Hotels &
Resorts, a hotel and leisure company; Senior Advisor, Kohlberg,
Kravis, Roberts & Co. LP, a global investment firm (2008 to 2009);
Trustee, Starwood Lodging Trust, a real estate investment trust and former subsidiary of Starwood (1995 to 2006)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies (1997
(1952)	to present); Chairman of Compensation Committee and Director,
2012	Syniverse Holdings, Inc. (2008 to 2011); Executive Vice President
[157]	and General Counsel, Scripps Networks, LLC (1997 to 2009)

Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital Group,
(1943)	an advisory and investment banking firm (2004 to present); Director,
2003	Eli Lilly and Company (1987 to present); Director, Simon Property
[157]	Group (2004 to present); Director, Norfolk Southern (2008 to present); Director, Fannie Mae (2006 to 2008)

Paul F. McBride	Former Company Officer and Senior Vice President, Human Resources
(1956)	and Corporate Initiatives (2004 to 2010)
2013
[157]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC
2012	(2011 to present); Member, National Academy of Education (2010
[157]	to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (1998 to 2009 and 2011 to
present); Member, President’s Council of Economic Advisors
(2009 to 2011); Member, The MacArthur Foundation Network on
the Transition to Adulthood and Public Policy (2000 to 2008);
Member, National Advisory Committee for the Robert Wood
Johnson Foundation’s Scholars in Health Policy Research Program
(2008); Director and Member, National Economic Association
(2006 to 2008); Member, Association of Public Policy Analysis and
Management Policy Council (2006 to 2008); Member, Hamilton
Project’s Advisory Board at The Brookings Institute (2006 to 2008);
Chair of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2006 to 2008 and
2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[157]	General Growth Properties, Inc. (2010 to present); Director, BXMT
(formerly Capital Trust, Inc.), a real estate investment company
(2012 to present); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present); Managing Director, The Goldman Sachs Group, Inc.
2009	(1984 to 2008)
[157]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[157]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[105]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Director and President–International Equity,
President	T. Rowe Price International; Company’s
Representative, Director, and Vice President,
Price Hong Kong; Director and Vice President,
Price Singapore; Vice President, T. Rowe Price
Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Research Analyst,
Credit Suisse Securities (to 2010)

Paulina Amieva (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Malik S. Asif (1981)	Vice President, T. Rowe Price International;
Vice President	formerly student, The University of Chicago
Booth School of Business (to 2012);
Investment Consultant–Middle East and
North Africa Investment Team, International
Finance Corporation–The World Bank Group
(to 2010); and Equity Research Associate,
Keefe, Bruyette & Woods, Inc. (to 2009)

Hari Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly intern,
T. Rowe Price (to 2010) and Analyst, Investment
Banking Division of Financial Institutions
Group, Goldman Sachs, Sydney, Australia
(to 2009)

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price International
Vice President

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International; formerly Head
of Global Emerging Markets Research, Pictet
Asset Management Ltd. (to 2011), and Portfolio
Manager of Africa and Middle East portfolios
and other emerging markets strategies, Pictet
Asset Management Ltd. (to 2009)

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Director–
EMEA Macroeconomic Research and Strategy
(to 2012); Independent Financial Advisor,
Global Source (to 2010)

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Associate Director,
HSBC (Hong Kong) (to 2011)

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Director, Bank of
America Merrill Lynch and Co-head of credit
and convertibles research team in Hong Kong
(to 2010)

Jonathan Chou (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe
Executive Vice President	Price, T. Rowe Price Group, Inc., and T. Rowe
Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

José Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; Intern, Franklin Templeton
Investments (to 2009)

Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Cofounder
and Partner, Four Quarter Capital (to 2009)

Jessie Q. Ding (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Luis Fananas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equities
Research Director, Deutsche Bank (to 2012)

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Leigh Innes, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equity
Sales, JP Morgan Chase Securities Ltd. (to
2012); Equity Specialist Technology, ICAP
PLC (to 2010); Managing Director–Financial
Sector Fund Manager, North Sound Capital
LLC (to 2009)

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Senior
Portfolio Manager, Australian Equities (to 2010)

Jin W. Jeong (1976)	Vice President, T. Rowe Price International;
Vice President	formerly Research Analyst, Wellington
Management (to 2009)

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Japanese
Financial/Real Estate Sector Analyst/Portfolio
Manager, Citadel Investment Group, Asia
Limited (to 2009)

Jai Kapadia (1982)	Employee, T. Rowe Price; Vice President, Price
Vice President	Hong Kong; formerly student, MIT Sloan School
of Management (to 2011); Associate Analyst,
Sirios Capital Management (to 2009)

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Ian D. Kelson (1956)	Director and President–International Fixed
Executive Vice President	Income, T. Rowe Price International; Vice
President, T. Rowe Price and T. Rowe Price
Group, Inc.

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Aden Lau (1982)	Vice President, Price Singapore; formerly
Vice President	student, The Wharton School, University
of Pennsylvania (to 2012); Private Equity
Associate–Financial Services, Stone Point
Capital (to 2010); Investment Banking Analyst–
Financial Institutions Group, Credit Suisse
(to 2009)

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

David M. Lee, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Daniel Martino, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Investment
Analyst, VGI Partners (to 2009)

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Susanta Mazumdar (1968)	Vice President, Price Singapore and T. Rowe
Executive Vice President	Price Group, Inc.

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Financial Analyst,
Geosphere Capital Management, Singapore (to
2012); Financial Analyst, Fortress Investment
Group, Hong Kong (to 2009)

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly Vice
President, Moody’s Investors Service (to 2010)

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Timothy E. Parker, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Craig J. Pennington, CFA (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Global
Energy Analyst, Insight Investment (to 2010)

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Amitabh Shah (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International;
Vice President	formerly Analyst, Mirae Asset Global
Investments (to 2010)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jonty Starbuck, Ph.D. (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly student, The University of
Chicago Graduate School of Business (to 2009)

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Eric L. Veiel, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

John Xie, CFA (1980)	Vice President, Price Hong Kong; formerly
Vice President	Senior Associate, The Boston Consulting Group
(to 2010)

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ernest C. Yeung, CFA (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Christopher Yip, CFA (1975)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,691,000 and $1,802,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date February 14, 2014